DEPOSITS BY CUSTOMERS	6 Months Ended
Jun. 30, 2024
DEPOSITS BY CUSTOMERS.
DEPOSITS BY CUSTOMERS
NOTE 11. DEPOSITS BY CUSTOMERS
The detail of the deposits as of June 30, 2024 and December 31, 2023 is as follows:

Deposits	June 30, 2024	December 31, 2023
	In millions of COP
Saving accounts (1)(2)	111,241,322	108,971,334
Time deposits (3)	106,871,203	98,686,516
Checking accounts	35,245,828	34,993,066
Other deposits (1)	4,510,923	5,290,264

Total deposits by customers	257,869,276	247,941,180

(1)	Includes Nequi deposits by COP 3,187,057 and COP 2,924,906, respectively.
(2)	The increase is mainly explained by the 8.53% devaluation of the peso against the dollar as of December 2023, which has an upward impact on the balances of foreign subsidiaries.
(3)	The increase is mainly in Bancolombia S.A. in time deposits with maturities between 6 and 12 months.